Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning balance	$ 306,677	$ 284,108
Increases related to tax positions taken during prior years	46,520	25,654
Decreases related to settlement agreements		(19,871)
Decreases related to expiration of statute of limitations	(41,022)	(5,356)
Increases related to tax positions taken during the current year	30,729	22,142
Ending balance	$ 342,904	$ 306,677